Segmental information - Summary of Reconciliations of Segment Reporting Information (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Schedule of Reconciliations of Segment Reporting Information [Line Items]
Segment Adjusted EBITDA		€ 187,862	€ 127,679		€ 113,346
Unallocated corporate expenses		(85,849)	(50,811)		(50,153)
Share based compensation		(15,431)	(2,327)
Foreign currency losses (gains), net		5,437	13,806	[1]	(1,535)	[1]
Finance income		5,297	8,517	[1]	4,334	[1]
Finance costs		(32,540)	(16,658)	[1]	(13,462)	[1]
Impairment of intangible assets	[1]		(26,184)		(39,482)
Depreciation and amortization		(129,375)	(106,229)	[1]	(112,803)	[1]
Amortization of sport rights		94,312	80,608		93,893
Loss from loss of control of subsidiary	[1]				(2,825)
Impairment of equity-accounted investee			(4,578)
Impairment loss on other financial assets		(5,889)	(1,698)		(1,558)
Net income (loss) before tax		€ 23,824	€ 22,125	[1]	€ (10,245)	[1]

[1]	Certain amounts have been reclassified to conform to current year presentation as described in note 1.2.